Commodity Derivatives (Detail)	Jun. 30, 2012 MmmBtu		Dec. 31, 2011 MmmBtu
2012 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	82,804		95,087
Weighted Average Fixed Price (in usd per energy unit)	5.28		5.84
2012 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	43,910		56,730
Weighted Average Fixed Price (in usd per energy unit)	5.16		5.85
2012 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	38,894	[1]	38,357
Weighted Average Short Put Price (in usd per energy unit)	5.41	[1]	5.83
2012 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	5,981		10,367
Weighted Average Fixed Price (in usd per energy unit)	97.26		97.93
2012 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	4,730	[2]	8,171	[3]
Weighted Average Fixed Price (in usd per energy unit)	96.72	[2]	97.37	[3]
2012 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	1,251		2,196
Weighted Average Short Put Price (in usd per energy unit)	99.32		100.00
2012 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	37,535	[4]
Hedged Differential (in usd per energy unit)	(0.55)	[4]
2012 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	14,122	[4]
Hedged Differential (in usd per energy unit)	(0.20)	[4]
2012 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	4,894	[4]
Hedged Differential (in usd per energy unit)	0.12	[4]
2012 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	3,146	[4]
Hedged Differential (in usd per energy unit)	(0.10)	[4]
2012 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	2,282	[4]
Hedged Differential (in usd per energy unit)	(0.19)	[4]
2012 | Natural Gas Basis Differential Positions | PEPL Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)			37,735	[5]
Hedged Differential (in usd per energy unit)			(0.89)	[5]
2012 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	3,284	[6]	5,982	[7]
Hedged Differential (in usd per energy unit)	0.21	[6]	0.21	[7]
2013 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	173,488		101,707
Weighted Average Fixed Price (in usd per energy unit)	5.29		5.75
2013 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	87,290		64,367
Weighted Average Fixed Price (in usd per energy unit)	5.22		5.69
2013 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	86,198	[1]	37,340
Weighted Average Short Put Price (in usd per energy unit)	5.37	[1]	5.85
2013 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	14,976		11,333
Weighted Average Fixed Price (in usd per energy unit)	95.57		98.44
2013 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	11,871	[2]	9,033	[3]
Weighted Average Fixed Price (in usd per energy unit)	94.97	[2]	98.05	[3]
2013 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	3,105		2,300
Weighted Average Short Put Price (in usd per energy unit)	97.86		100.00
2013 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	77,800	[4]
Hedged Differential (in usd per energy unit)	(0.56)	[4]
2013 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	34,785	[4]
Hedged Differential (in usd per energy unit)	(0.20)	[4]
2013 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	9,600	[4]
Hedged Differential (in usd per energy unit)	0.10	[4]
2013 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	5,731	[4]
Hedged Differential (in usd per energy unit)	(0.10)	[4]
2013 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	4,636	[4]
Hedged Differential (in usd per energy unit)	(0.20)	[4]
2013 | Natural Gas Basis Differential Positions | PEPL Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)			38,854	[5]
Hedged Differential (in usd per energy unit)			(0.89)	[5]
2013 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	6,944	[6]	6,315	[7]
Hedged Differential (in usd per energy unit)	0.22	[6]	0.21	[7]
2014 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	177,029		104,116
Weighted Average Fixed Price (in usd per energy unit)	5.14		5.49
2014 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	97,401		73,456
Weighted Average Fixed Price (in usd per energy unit)	5.25		5.69
2014 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	79,628	[1]	30,660
Weighted Average Short Put Price (in usd per energy unit)	5.00	[1]	5.00
2014 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	15,863		9,034
Weighted Average Fixed Price (in usd per energy unit)	92.52		95.39
2014 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	11,903	[2]	9,034	[3]
Weighted Average Fixed Price (in usd per energy unit)	92.92	[2]	95.39	[3]
2014 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	3,960
Weighted Average Short Put Price (in usd per energy unit)	91.30
2014 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	79,388	[4]
Hedged Differential (in usd per energy unit)	(0.33)	[4]
2014 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	36,026	[4]
Hedged Differential (in usd per energy unit)	(0.20)	[4]
2014 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	9,490	[4]
Hedged Differential (in usd per energy unit)	0.08	[4]
2014 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	5,256	[4]
Hedged Differential (in usd per energy unit)	(0.10)	[4]
2014 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	4,891	[4]
Hedged Differential (in usd per energy unit)	(0.21)	[4]
2014 | Natural Gas Basis Differential Positions | PEPL Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)			42,194	[5]
Hedged Differential (in usd per energy unit)			(0.39)	[5]
2014 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	7,254	[6]	6,315	[7]
Hedged Differential (in usd per energy unit)	0.22	[6]	0.21	[7]
2015 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	189,895		115,340
Weighted Average Fixed Price (in usd per energy unit)	5.12		5.54
2015 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	118,041		82,490
Weighted Average Fixed Price (in usd per energy unit)	5.19		5.75
2015 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	71,854	[1]	32,850
Weighted Average Short Put Price (in usd per energy unit)	5.00	[1]	5.00
2015 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	15,025		9,581
Weighted Average Fixed Price (in usd per energy unit)	94.81		98.25
2015 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	11,599	[2]	9,581	[3]
Weighted Average Fixed Price (in usd per energy unit)	96.23	[2]	98.25	[3]
2015 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	3,426
Weighted Average Short Put Price (in usd per energy unit)	90.00
2015 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	87,162	[4]
Hedged Differential (in usd per energy unit)	(0.33)	[4]
2015 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	38,362	[4]
Hedged Differential (in usd per energy unit)	(0.20)	[4]
2015 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	9,344	[4]
Hedged Differential (in usd per energy unit)	0.06	[4]
2015 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	4,891	[4]
Hedged Differential (in usd per energy unit)	(0.10)	[4]
2015 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	5,074	[4]
Hedged Differential (in usd per energy unit)	(0.21)	[4]
2015 | Natural Gas Basis Differential Positions | PEPL Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)			42,194	[5]
Hedged Differential (in usd per energy unit)			(0.39)	[5]
2015 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	7,251	[6]	840	[7]
Hedged Differential (in usd per energy unit)	0.24	[6]	0.17	[7]
2016 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	198,110		2,745
Weighted Average Fixed Price (in usd per energy unit)	4.51		5.00
2016 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	121,841		2,745
Weighted Average Fixed Price (in usd per energy unit)	4.20		5.00
2016 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	76,269	[1]
Weighted Average Short Put Price (in usd per energy unit)	5.00	[1]
2016 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	14,735
Weighted Average Fixed Price (in usd per energy unit)	90.44
2016 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	11,464	[2]
Weighted Average Fixed Price (in usd per energy unit)	90.56	[2]
2016 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	3,271
Weighted Average Short Put Price (in usd per energy unit)	90.00
2016 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	19,764	[4]
Hedged Differential (in usd per energy unit)	(0.31)	[4]
2016 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	39,199	[4]
Hedged Differential (in usd per energy unit)	(0.20)	[4]
2016 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	4,575	[4]
Hedged Differential (in usd per energy unit)	(0.10)	[4]
2016 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	7,446	[6]
Hedged Differential (in usd per energy unit)	0.25	[6]
2017 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	187,008
Weighted Average Fixed Price (in usd per energy unit)	4.48
2017 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	120,122
Weighted Average Fixed Price (in usd per energy unit)	4.26
2017 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	66,886	[1]
Weighted Average Short Put Price (in usd per energy unit)	4.88	[1]
2017 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	5,139
Weighted Average Fixed Price (in usd per energy unit)	89.10
2017 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	4,755	[2]
Weighted Average Fixed Price (in usd per energy unit)	89.02	[2]
2017 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	384
Weighted Average Short Put Price (in usd per energy unit)	90.00
2017 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)	6,486	[6]
Hedged Differential (in usd per energy unit)	0.25	[6]

[1]	Includes certain outstanding natural gas puts of approximately 5,329 MMMBtu for the period July 1, 2012, through December 31, 2012, 10,570 MMMBtu for each of the years ending December 31, 2013, December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to hedge revenues associated with NGL production.
[2]	Includes certain outstanding fixed price oil swaps of approximately 5,384 MBbls which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2017, and December 31, 2018, and $90.00 per Bbl for the year ending December 31, 2019, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year. The extension for each year is exercisable without respect to the other years.
[3]	As presented in the table above, the Company has certain outstanding fixed price oil swaps on 14,750 Bbls of daily production which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2016, December 31, 2017, and December 31, 2018, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year. The extension for each year is exercisable without respect to the other years.
[4]	Settle on the respective pricing index to hedge basis differential associated with natural gas production.
[5]	Settle on the Panhandle Eastern Pipeline ("PEPL") spot price of natural gas to hedge basis differential associated with natural gas production in the Mid-Continent Deep and Mid-Continent Shallow regions.
[6]	The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent, Hugoton Basin and Permian Basin regions. In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the "trade month roll").
[7]	The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent Deep, Mid-Continent Shallow and Permian Basin regions. In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the "trade month roll").